Related party transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9. RELATED PARTY TRANSACTIONS

We maintain various agreements and enter into certain transactions with affiliates of the Funds. Prior to April 14, 2014 these affiliates owned the Previously Managed Hotels (see Note 4), which were managed by LQM. The following is a discussion of these arrangements and resulting transactions from January 1, 2014 to April 14, 2014:

Management and Service Agreements

Hotel Management Agreements—Pursuant to hotel management agreements with affiliates of the Funds in existence prior to the IPO (“LQM Management Agreements”), LQM provided management services to the Previously Managed Hotels until the IPO, including supervision, direction, operation, management and promotion. The LQM Management Agreements would have expired in July 2027, but could have been terminated by either party at any time and for any reason and were terminated in connection with the IPO. Under the terms of the LQM Management Agreements, LQM was entitled to recover a management fee of 1.67% of gross operating revenue from the Previously Managed Hotels, as well as reimbursement for certain shared group costs.

Management fees earned by LQM from the Previously Managed Hotels, for the period from January 1, 2014 to April 14, 2014 were $0.2 million. For the three and nine month periods ended September 30, 2013, management fees earned from the Previously Managed Hotels were approximately $0.2 million and $0.5 million, respectively. These management fees are included within franchise and other fee-based revenues in the accompanying condensed consolidated statements of operations.

In addition, in accordance with the LQM Management Agreements, LQM also provided certain group services for hotels it managed, including group and administrative services, information systems support, training, and other field services, and was reimbursed for the cost of providing these services. For the period from January 1, 2014 to April 14, 2014, LQM earned group services reimbursements from the Previously Managed Hotels of approximately $0.2 million. During the three and nine month periods ended September 30, 2013, LQM earned group services reimbursements from the Previously Managed Hotels of approximately $0.2 million and $0.5 million, respectively. These fees are included within franchise and other fee-based revenues in the accompanying condensed consolidated statements of operations.

Other Fees and Funding

Brand Marketing Fund (BMF)—We maintain the BMF on behalf of our franchisees and the hotel properties we own and manage, and we charge these hotels a fee of 2.5% of gross room revenue, which is then used by the BMF to fund national advertising promotions and campaigns. BMF fees collected from franchised and managed hotels, and the related expenses, are reflected as brand marketing fund revenues and expenses from franchise and managed hotels in the accompanying condensed consolidated statements of operations.

Customer Loyalty Program—We administer a customer loyalty program, La Quinta Returns (“Returns”), and charge participating hotels a fee to administer the program equal to 5% of the Returns members’ eligible room rate per night. Returns fees collected from franchised and managed hotels are reflected within franchise and other fees-based revenues in the accompanying condensed consolidated statements of operations. We recorded revenues related to Returns from the Previously Managed Hotels of approximately $0.3 million for the period from January 1, 2014 to April 14, 2014. We recorded revenues related to Returns from the Previously Managed Hotels of approximately $0.2 million and $0.7 million during the three and nine month periods ended September 30, 2013.

Trademark Licenses—In accordance with our management agreements with the Previously Managed Hotels existing until their acquisition on April 14, 2014, we charged a royalty fee of 0.33% of the Previously Managed Hotels’ gross room revenues. For the period January 1, 2014 to April 14, 2014, royalty fees charged to the Previously Managed Hotels under these agreements were approximately $0.1 million. During each of the three and nine month periods ended September 30, 2013, royalty fees charged to the Previously Managed Hotels under these agreements were approximately $0.1 million. These royalty fees are reflected within franchise and other fee-based revenues in the accompanying condensed consolidated statements of operations.

Receivables from / Payable to Affiliates—As of September 30, 2014, the payable balance to the parent company of the Previously Managed Hotels was approximately $1.0 million. This payable balance reflects amounts we owe to the seller of the Previously Managed Hotels related to post-closing working capital true-up calculations. As of December 31, 2013, the receivable balance from the parent company of the Previously Managed Hotels was approximately $10.9 million. This receivable occurred in the normal course of business and was settled in connection with the purchase of the Previously Managed Hotels by the La Quinta Predecessor Entities. (See Note 4)

We also purchase products and services from entities affiliated with or owned by Blackstone. The fees paid for these products and services were approximately $0.8 million during each of the three months ended September 30, 2014 and 2013. The fees paid for these products and services were approximately $2.3 million and $2.4 million during the nine months ended September 30, 2014 and 2013, respectively.

Note 13. Related party transactions

We maintain various agreements and enter into certain transactions with affiliates of the Funds. These affiliates own the 14 La Quinta-branded Managed Hotels which are managed by LQM. The following is a discussion of these arrangements and resulting transactions:

Management and service agreements

Hotel management agreements—Pursuant to hotel management agreements (“LQM Management Agreements”), LQM provides management services to the Managed Hotels, including supervision, direction, operation, management and promotion. The LQM Management Agreements will expire in July 2027, but may be terminated by either party at any time and for any reason. Under the terms of the LQM Management Agreements, LQM is entitled to receive from hotels it manages a management fee of 1.67% of gross operating revenue, as well as reimbursement for certain shared group costs.

Management fees earned by LQM from the Managed Hotels, for the years ended December 31, 2013, 2012 and 2011 were approximately $0.6 million. These management fees are included within franchise and other fee-based revenues in the accompanying combined statements of operations.

In addition, in accordance with the LQM Management Agreements, LQM also provides certain group services for Managed Hotels including group and administrative services, information systems support, training, and other field services and is reimbursed for the cost of providing these services. During 2013, LQM earned from Managed Hotels approximately $1.6 million of group services reimbursements. During 2012, LQM earned from Managed Hotels approximately $1.5 million of group services reimbursements. During 2011, LQM earned from Managed Hotels approximately $1.3 million of group services reimbursements. These fees are included within franchise and other fees-based revenues in the accompanying combined statements of operations.

Other fees and funding

Brand management fund—We maintain the BMF on behalf of our franchisees and the hotel properties we own and manage, and we charge these hotels a fee of 2.5% of room revenue, which is then used by the BMF to fund national advertising promotions and campaigns (See Note 2). BMF fees collected from franchised and Managed Hotels, and the related expenses, are reflected as other revenues and expenses from franchise and managed hotels in the accompanying combined statements of operations.

Customer loyalty program—We administer Returns, and charge participating hotels a fee to administer the program equal to 5% of the Returns members’ eligible room rate per night. These fees are recorded within franchise and other fees-based revenues in the accompanying combined statements of operations. We recorded fees related to Returns from the Managed Hotels of approximately $0.9 million, $0.7 million and $0.6 million during 2013, 2012 and 2011, respectively.

Trademark licenses—In accordance with our Management Agreements with the Managed Hotels, we charge a royalty fee of 0.33% of the Managed Hotels’ gross revenues. During 2013, 2012 and 2011, royalty fees charged to Managed Hotels, under these agreements, were approximately $0.1 million, respectively. This royalty fee is recorded within franchise and other fee-based revenues in the accompanying combined statements of operations.

Receivables from affiliates—As of December 31, 2013 and 2012, receivables from the parent company of the Managed Hotels, which is an affiliate of the Funds, were approximately $10.9 million and $8.3 million, respectively. These receivables occur in the ordinary course of business and are settled from time to time.

We also purchase products and services from entities affiliated with or owned by Blackstone. The fees paid for these products and services were approximately $4.0 million, $3.3 million and $3.1 million, during the years ended December 31, 2013, 2012 and 2011, respectively.